UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00524
BNY Mellon Investment Funds III
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
12/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon High Yield Fund
ITEM 1 - Reports to Stockholders
BNY Mellon High Yield Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Class A – DPLTX
This annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$99	0.95%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class A shares returned 8.11%.
  In comparison, the ICE BofA U.S. High Yield Constrained Index (the “Index”) returned 8.50% for the same period.
What affected the Fund’s performance?
  The U.S. high yield bond market delivered positive returns in 2025, supported by high yields, resilient credit fundamentals and continued refinancing activity. Spreads remained relatively tight amid pockets of volatility, but are supported by positive fundamentals and technicals.
  The Fund’s returns relative to the Index benefited from security selection in several sectors, including chemicals, energy and telecommunications, and from selection within credits rated B and CCC.
  Asset allocation to structured credit CLOs and European high yield further bolstered relative returns.
  Detractors included security selection in the auto sector, underweight exposure to BB-rated securities and selection within bank loans.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and ICE BofA U.S. High Yield Constrained Index on 12/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	3.31%	2.83%	4.80%
without Sales Charge	8.11%	3.78%	5.27%
Bloomberg U.S. Universal Index (broad-based index)	7.58%	0.06%	2.44%
ICE BofA U.S. High Yield Constrained Index	8.50%	4.50%	6.44%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$461	302	$3,527,358	105.22%
Portfolio Holdings (as of 12/31/25 )
Sector Allocation (Based on Net Assets)

Consumer, Non-cyclical
15.3%
Financial
15.0%
Communications
13.6%
Consumer, Cyclical
12.1%
Industrial
11.4%
Energy
10.3%
Technology
7.9%
Investment Companies
6.6%
Utilities
6.1%
Basic Materials
3.2%
Asset Backed Securities
1.3%
Net Other Assets and Liabilities
-2.8%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
89.8%
Investment Companies
6.6%
Floating Rate Loan Interests
2.8%
Fixed Rate Loan Interests
1.8%
Collateralized Loan Obligations
1.3%
Convertible Corporate Bonds and Notes
0.4%
Equity Securities - Common Stocks
0.1%
Forward Foreign Currency Exchange Contracts
-0.0%*
Net Other Assets and Liabilities
-2.8%

* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0029AR1225

BNY Mellon High Yield Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Class C – PTHIX
This annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$176	1.70%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class C shares returned 7.31%.
  In comparison, the ICE BofA U.S. High Yield Constrained Index (the “Index”) returned 8.50% for the same period.
What affected the Fund’s performance?
  The U.S. high yield bond market delivered positive returns in 2025, supported by high yields, resilient credit fundamentals and continued refinancing activity. Spreads remained relatively tight amid pockets of volatility, but are supported by positive fundamentals and technicals.
  The Fund’s returns relative to the Index benefited from security selection in several sectors, including chemicals, energy and telecommunications, and from selection within credits rated B and CCC.
  Asset allocation to structured credit CLOs and European high yield further bolstered relative returns.
  Detractors included security selection in the auto sector, underweight exposure to BB-rated securities and selection within bank loans.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and ICE BofA U.S. High Yield Constrained Index on 12/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	6.31%	*	3.00%	4.49%
without Deferred Sales Charge	7.31%		3.00%	4.49%
Bloomberg U.S. Universal Index (broad-based index)	7.58%		0.06%	2.44%
ICE BofA U.S. High Yield Constrained Index	8.50%		4.50%	6.44%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$461	302	$3,527,358	105.22%
Portfolio Holdings (as of 12/31/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0359AR1225

BNY Mellon High Yield Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Class I – DLHRX
This annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$73	0.70%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class I shares returned 8.18%.
  In comparison, the ICE BofA U.S. High Yield Constrained Index (the “Index”) returned 8.50% for the same period.
What affected the Fund’s performance?
  The U.S. high yield bond market delivered positive returns in 2025, supported by high yields, resilient credit fundamentals and continued refinancing activity. Spreads remained relatively tight amid pockets of volatility, but are supported by positive fundamentals and technicals.
  The Fund’s returns relative to the Index benefited from security selection in several sectors, including chemicals, energy and telecommunications, and from selection within credits rated B and CCC.
  Asset allocation to structured credit CLOs and European high yield further bolstered relative returns.
  Detractors included security selection in the auto sector, underweight exposure to BB-rated securities and selection within bank loans.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and ICE BofA U.S. High Yield Constrained Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Class I	8.18%	4.04%	5.53%
Bloomberg U.S. Universal Index (broad-based index)	7.58%	0.06%	2.44%
ICE BofA U.S. High Yield Constrained Index	8.50%	4.50%	6.44%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$461	302	$3,527,358	105.22%
Portfolio Holdings (as of 12/31/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0759AR1225

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $66,500 in 2024 and $67,800 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,300 in 2024 and $5,500 in 2025. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2024 and $0 in 2025. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $5,102,266 in 2024 and $5,175,452 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon High Yield Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2025

Class	Ticker
A	DPLTX
C	PTHIX
I	DLHRX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon High Yield Fund
SCHEDULE OF INVESTMENTS
December 31, 2025

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 91.1%
Advertising — .5%
Neptune Bidco US, Inc., Sr. Scd. Notes(b)		9.29	4/15/2029	2,244,000	2,249,192
Aerospace & Defense — 3.1%
AAR Escrow Issuer LLC, Gtd. Notes(b)		6.75	3/15/2029	2,146,000	2,221,872
Bombardier, Inc., Sr. Unscd. Notes(b)		6.75	6/15/2033	1,564,000	1,655,081
Goat Holdco LLC, Sr. Scd. Notes(b)		6.75	2/1/2032	2,711,000	2,786,528
TransDigm, Inc., Gtd. Notes(b)		6.38	5/31/2033	1,625,000	1,668,561
TransDigm, Inc., Sr. Scd. Notes(b)		6.38	3/1/2029	2,205,000	2,276,704
TransDigm, Inc., Sr. Scd. Notes(b)		6.88	12/15/2030	3,130,000	3,277,194
TransDigm, Inc., Sr. Scd. Notes(b)		7.13	12/1/2031	467,000	491,387
					14,377,327
Airlines — .8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b)		5.75	4/20/2029	2,317,451	2,361,353
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(b),(c)		9.88	9/20/2031	1,480,000	1,492,337
					3,853,690
Automobiles & Components — 2.2%
Clarios Global LP/Clarios US Finance Co., Gtd. Notes(b)		6.75	9/15/2032	1,326,000	1,375,841
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b)		6.75	5/15/2028	1,470,000	1,508,176
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b)		6.75	2/15/2030	1,235,000	1,292,502
Forvia SE, Sr. Unscd. Notes(b),(c)		6.75	9/15/2033	1,661,000	1,716,138
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(b)		6.13	9/30/2030	470,000	470,411
Nissan Motor Co. Ltd., Sr. Unscd. Notes(b)		7.50	7/17/2030	1,766,000	1,854,716
Qnity Electronics, Inc., Gtd. Notes(b)		6.25	8/15/2033	669,000	694,289
Qnity Electronics, Inc., Sr. Scd. Notes(b)		5.75	8/15/2032	960,000	982,748
					9,894,821
Banks — .6%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(d)		3.88	2/18/2026	2,614,000	2,614,595
Building Materials — 2.7%
Builders FirstSource, Inc., Gtd. Notes(b)		4.25	2/1/2032	1,482,000	1,412,437
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(b),(c)		8.75	8/1/2028	2,684,000	2,082,074
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(b)		6.63	12/15/2030	3,180,000	3,315,983
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes(b),(c)		5.50	2/1/2030	1,050,000	1,019,667
Quikrete Holdings, Inc., Sr. Scd. Notes(b)		6.38	3/1/2032	1,756,000	1,828,936
Quikrete Holdings, Inc., Sr. Unscd. Notes(b)		6.75	3/1/2033	1,096,000	1,145,299
Standard Building Solutions, Inc., Gtd. Notes(b)		5.88	3/15/2034	934,000	937,314
Standard Industries, Inc., Sr. Unscd. Notes(b)		4.75	1/15/2028	674,000	672,986
					12,414,696
Chemicals — .7%
Inversion Escrow Issuer LLC, Sr. Scd. Notes(b)		6.75	8/1/2032	970,000	969,536
Olympus Water US Holding Corp., Sr. Scd. Notes(b)		7.25	2/15/2033	680,000	683,979
Rain Carbon, Inc., Sr. Scd. Notes(b),(c)		12.25	9/1/2029	709,000	739,193
WR Grace Holdings LLC, Sr. Scd. Notes(b)		6.63	8/15/2032	931,000	943,559
					3,336,267
Collateralized Loan Obligations Debt — 1.3%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(e)	EUR	8.10	4/20/2032	1,450,000	1,710,156
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(e)		9.15	1/15/2038	800,000	806,358

SCHEDULE OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 91.1% (continued)
Collateralized Loan Obligations Debt — 1.3% (continued)
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.90%)(b),(e)		9.80	4/15/2031	800,000	805,888
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(e)	EUR	8.02	1/17/2032	1,000,000	1,160,836
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(e)		9.88	1/20/2037	1,400,000	1,377,738
					5,860,976
Commercial & Professional Services — 4.4%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b)		7.00	5/21/2030	1,968,000	2,061,983
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(b)		6.88	6/15/2030	1,570,000	1,635,549
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(b)		4.63	6/1/2028	880,000	868,483
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)		8.25	1/15/2030	1,751,000	1,816,578
Belron UK Finance PLC, Sr. Scd. Notes(b)		5.75	10/15/2029	1,777,000	1,815,579
House of HR Group BV, Sr. Scd. Bonds(b)	EUR	9.00	11/3/2029	700,000	827,965
ION Platform Finance US, Inc., Sr. Scd. Notes(b)		7.88	9/30/2032	978,000	929,205
Raven Acquisition Holdings LLC, Sr. Scd. Notes(b)		6.88	11/15/2031	2,186,000	2,254,599
The ADT Security Corp., Sr. Scd. Bonds(b)		5.88	10/15/2033	1,214,000	1,230,284
The ADT Security Corp., Sr. Scd. Notes(b)		4.88	7/15/2032	1,035,000	1,003,621
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	1,031,000	970,201
United Rentals North America, Inc., Gtd. Notes		4.00	7/15/2030	904,000	876,897
Veritiv Operating Co., Sr. Scd. Notes(b)		10.50	11/30/2030	1,068,000	1,149,663
Wand NewCo 3, Inc., Sr. Scd. Notes(b)		7.63	1/30/2032	2,676,000	2,833,429
					20,274,036
Consumer Discretionary — 5.9%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(b),(c)		7.88	4/30/2029	1,480,000	1,541,239
Caesars Entertainment, Inc., Sr. Scd. Notes(b)		7.00	2/15/2030	1,185,000	1,227,810
Carnival Corp., Gtd. Notes(b)		5.75	8/1/2032	1,310,000	1,346,066
Carnival Corp., Gtd. Notes(b),(c)		6.13	2/15/2033	3,292,000	3,401,014
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(b)		8.00	2/1/2028	1,243,000	1,249,684
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)		4.00	5/1/2031	1,650,000	1,580,881
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)		5.50	3/31/2034	629,000	633,638
Light & Wonder International, Inc., Gtd. Notes(b)		6.25	10/1/2033	2,321,000	2,350,866
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(b)		4.88	5/1/2029	948,000	933,152
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Scd. Notes(b)		11.88	4/15/2031	1,100,000	1,163,110
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(b)		8.25	4/15/2030	862,000	900,835
NCL Corp. Ltd., Sr. Unscd. Notes(b)		6.75	2/1/2032	1,708,000	1,749,910
NCL Corp., Ltd., Sr. Unscd. Notes(b)		5.88	1/15/2031	946,000	942,955
NCL Finance Ltd., Gtd. Notes(b)		6.13	3/15/2028	830,000	856,283
Resideo Funding, Inc., Gtd. Notes(b),(c)		4.00	9/1/2029	2,037,000	1,972,915
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unscd. Notes(b)		6.63	3/1/2030	746,000	663,545
Station Casinos LLC, Gtd. Notes(b)		4.63	12/1/2031	1,200,000	1,138,657
Viking Cruises Ltd., Sr. Unscd. Notes(b)		5.88	10/15/2033	938,000	952,964
Warnermedia Holdings, Inc., Gtd. Notes(c)		4.28	3/15/2032	1,188,000	1,044,335
Windsor Holdings III LLC, Sr. Scd. Notes(b)		8.50	6/15/2030	1,336,000	1,412,964
					27,062,823
Consumer Durables & Apparel — .3%
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(b),(f)		10.00	7/15/2033	1,158,000	1,279,165

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 91.1% (continued)
Diversified Financials — 5.5%
Encore Capital Group, Inc., Sr. Scd. Notes(b)	6.63	4/15/2031	1,180,000	1,186,871
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(c)	9.75	1/15/2029	774,000	772,599
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)	6.13	11/1/2032	2,056,000	2,093,481
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)	7.13	4/30/2031	2,369,000	2,490,651
OneMain Finance Corp., Gtd. Notes	7.50	5/15/2031	874,000	920,217
OneMain Finance Corp., Gtd. Notes	7.88	3/15/2030	1,098,000	1,161,659
Osaic Holdings, Inc., Gtd. Notes(b)	8.00	8/1/2033	1,180,000	1,233,668
PennyMac Financial Services, Inc., Gtd. Notes(b)	6.75	2/15/2034	1,409,000	1,457,451
PennyMac Financial Services, Inc., Gtd. Notes(b)	7.13	11/15/2030	1,081,000	1,140,546
PHH Escrow Issuer LLC/PHH Corp., Sr. Unscd. Notes(b)	9.88	11/1/2029	1,697,000	1,762,436
Rocket Cos., Inc., Gtd. Notes(b)	6.13	8/1/2030	966,000	999,090
Rocket Cos., Inc., Gtd. Notes(b)	6.38	8/1/2033	1,110,000	1,158,695
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(b),(c)	4.00	10/15/2033	1,743,000	1,620,669
UWM Holdings LLC, Gtd. Notes(b)	6.25	3/15/2031	1,259,000	1,257,597
UWM Holdings LLC, Gtd. Notes(b)	6.63	2/1/2030	2,031,000	2,057,909
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds(b)	7.50	6/15/2031	3,903,000	4,097,650
				25,411,189
Electronic Components — .3%
WESCO Distribution, Inc., Gtd. Notes(b)	6.38	3/15/2033	1,247,000	1,302,752
Energy — 10.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(b)	7.50	10/1/2029	1,485,000	1,556,556
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(b)	5.75	7/1/2034	1,387,000	1,398,160
BKV Upstream Midstream LLC, Gtd. Notes(b)	7.50	10/15/2030	2,293,000	2,335,141
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes(b)	7.00	7/15/2029	1,092,000	1,143,791
Comstock Resources, Inc., Gtd. Notes(b)	5.88	1/15/2030	1,501,000	1,461,021
Comstock Resources, Inc., Gtd. Notes(b)	6.75	3/1/2029	1,631,000	1,635,740
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b)	5.50	6/15/2031	2,377,000	2,353,179
DBR Land Holdings LLC, Gtd. Notes(b)	6.25	12/1/2030	2,377,000	2,432,859
Energy Transfer LP, Jr. Sub. Notes, Ser. B(c),(d)	6.63	2/15/2028	2,506,000	2,504,746
Gulfport Energy Operating Corp., Gtd. Notes(b)	6.75	9/1/2029	2,929,000	3,028,384
Matador Resources Co., Gtd. Notes(b)	6.50	4/15/2032	1,449,000	1,470,467
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(b)	8.25	9/1/2031	1,376,000	1,318,607
Noble Finance II LLC, Gtd. Notes(b)	8.00	4/15/2030	1,944,000	2,020,912
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b)	7.88	10/15/2033	1,167,000	1,136,990
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b),(c)	8.75	6/15/2031	980,000	990,628
Northriver Midstream Finance LP, Sr. Scd. Notes(b)	6.75	7/15/2032	1,573,000	1,604,096
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b)	4.80	5/15/2030	1,865,000	1,841,972
SM Energy Co., Sr. Unscd. Notes(b)	6.75	8/1/2029	1,187,000	1,196,374
Sunoco LP, Gtd. Notes(b)	5.63	3/15/2031	1,820,000	1,834,281
TerraForm Power Operating LLC, Gtd. Notes(b)	4.75	1/15/2030	1,437,000	1,401,550
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(b)	5.50	10/15/2029	4,129,000	4,103,531
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)	4.13	8/15/2031	2,038,000	1,855,941
Venture Global LNG, Inc., Jr. Sub. Notes(b),(d)	9.00	9/30/2029	1,256,000	992,819
Venture Global LNG, Inc., Sr. Scd. Notes(b)	8.13	6/1/2028	1,203,000	1,219,173
Venture Global LNG, Inc., Sr. Scd. Notes(b),(c)	9.88	2/1/2032	1,602,000	1,655,983
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)	6.13	12/15/2030	660,000	672,490
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)	6.50	1/15/2034	2,177,000	2,230,881
				47,396,272

SCHEDULE OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 91.1% (continued)
Environmental Control — .9%
Madison IAQ LLC, Sr. Scd. Notes(b)		4.13	6/30/2028	1,984,000	1,951,125
Waste Pro USA, Inc., Sr. Unscd. Notes(b)		7.00	2/1/2033	1,964,000	2,026,486
					3,977,611
Food Products — 2.8%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	880,000	1,106,359
Fiesta Purchaser, Inc., Sr. Scd. Notes(b)		7.88	3/1/2031	1,008,000	1,055,852
Fiesta Purchaser, Inc., Sr. Unscd. Notes(b)		9.63	9/15/2032	1,625,000	1,707,089
Froneri Lux FinCo Sarl, Sr. Scd. Notes(b)		6.00	8/1/2032	1,710,000	1,734,836
Post Holdings, Inc., Gtd. Notes(b)		4.63	4/15/2030	2,176,000	2,120,685
Post Holdings, Inc., Gtd. Notes(b),(c)		6.38	3/1/2033	851,000	860,344
Post Holdings, Inc., Gtd. Notes(b)		6.50	3/15/2036	1,579,000	1,582,452
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(b),(c)		4.63	3/1/2029	2,824,000	2,723,706
					12,891,323
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b),(c)		12.88	10/1/2028	490,000	380,470
Health Care — 7.5%
1261229 B.C. Ltd., Sr. Scd. Notes(b)		10.00	4/15/2032	2,788,000	2,901,658
Bausch Health Americas, Inc., Gtd. Notes(b)		8.50	1/31/2027	644,000	638,148
Bausch Health Cos., Inc., Sr. Scd. Notes(b)		11.00	9/30/2028	1,392,000	1,442,968
Centene Corp., Sr. Unscd. Notes		4.63	12/15/2029	1,771,000	1,719,010
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		5.25	5/15/2030	565,000	531,661
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		9.75	1/15/2034	1,747,000	1,837,108
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		10.88	1/15/2032	2,424,000	2,648,681
Insulet Corp., Sr. Unscd. Notes(b)		6.50	4/1/2033	1,184,000	1,238,721
IQVIA, Inc., Gtd. Notes(b)		6.25	6/1/2032	1,306,000	1,366,296
LifePoint Health, Inc., Sr. Scd. Notes(b)		8.38	2/15/2032	1,265,000	1,374,149
LifePoint Health, Inc., Sr. Unscd. Notes(b)		10.00	6/1/2032	1,580,000	1,680,068
Medline Borrower LP, Gtd. Notes(b)		5.25	10/1/2029	1,014,000	1,020,080
Medline Borrower LP, Sr. Scd. Notes(b)		3.88	4/1/2029	957,000	934,993
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Scd. Notes(b)		6.25	4/1/2029	1,758,000	1,819,550
Option Care Health, Inc., Gtd. Notes(b)		4.38	10/31/2029	2,344,000	2,300,308
Radiology Partners, Inc., Sr. Scd. Notes(b)		8.50	7/15/2032	1,598,000	1,671,328
Sotera Health Holdings LLC, Sr. Scd. Notes(b)		7.38	6/1/2031	1,479,000	1,553,056
Team Health Holdings, Inc., Sr. Scd. Notes(b)		8.38	6/30/2028	2,207,000	2,237,600
Tenet Healthcare Corp., Sr. Scd. Notes		4.25	6/1/2029	875,000	862,693
Tenet Healthcare Corp., Sr. Scd. Notes		4.63	6/15/2028	1,155,000	1,161,430
Tenet Healthcare Corp., Sr. Scd. Notes		6.13	6/15/2030	1,132,000	1,159,783
Tenet Healthcare Corp., Sr. Scd. Notes		6.75	5/15/2031	2,050,000	2,134,150
Tenet Healthcare Corp., Sr. Unscd. Notes(b)		6.00	11/15/2033	310,000	319,368
					34,552,807
Industrial — 1.9%
Arcosa, Inc., Gtd. Notes(b)		6.88	8/15/2032	1,240,000	1,311,913
Artera Services LLC, Sr. Scd. Notes(b),(c)		8.50	2/15/2031	1,248,000	1,037,202
Dycom Industries, Inc., Gtd. Notes(b)		4.50	4/15/2029	1,864,000	1,842,712
Dynamo Newco II GmbH, Sr. Scd. Bonds(b)	EUR	6.25	10/15/2031	800,000	960,001
Entegris, Inc., Gtd. Notes(b)		5.95	6/15/2030	1,577,000	1,609,731
GrafTech Finance, Inc., Scd. Notes(b)		4.63	12/23/2029	1,850,000	1,382,875
GrafTech Global Enterprises, Inc., Scd. Notes(b)		9.88	12/23/2029	616,000	539,000
					8,683,434

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 91.1% (continued)
Information Technology — 4.4%
AthenaHealth Group, Inc., Sr. Unscd. Notes(b)		6.50	2/15/2030	4,690,000	4,679,872
Cloud Software Group, Inc., Scd. Notes(b)		9.00	9/30/2029	1,413,000	1,472,629
Cloud Software Group, Inc., Sr. Scd. Notes(b)		6.50	3/31/2029	1,778,000	1,802,444
CoreLogic, Inc., Sr. Scd. Notes(b)		4.50	5/1/2028	2,405,000	2,367,446
CoreWeave, Inc., Gtd. Notes(b),(c)		9.00	2/1/2031	610,000	559,840
CoreWeave, Inc., Gtd. Notes(b)		9.25	6/1/2030	846,000	787,463
Elastic NV, Sr. Unscd. Notes(b)		4.13	7/15/2029	2,965,000	2,878,457
Ellucian Holdings, Inc., Sr. Scd. Notes(b)		6.50	12/1/2029	1,172,000	1,197,961
SS&C Technologies, Inc., Gtd. Notes(b)		6.50	6/1/2032	1,011,000	1,052,687
UKG, Inc., Sr. Scd. Notes(b)		6.88	2/1/2031	3,557,000	3,659,417
					20,458,216
Insurance — 5.6%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Bonds(b)		6.75	7/1/2032	2,039,000	2,109,423
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(b)		8.25	2/1/2029	1,596,000	1,659,741
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(b)		6.75	4/15/2028	1,520,000	1,552,878
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(b)		7.00	1/15/2031	2,041,000	2,118,896
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(b)		7.38	10/1/2032	1,116,000	1,158,541
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Sr. Unscd. Notes(b)		7.88	11/1/2029	2,497,000	2,523,828
Ardonagh Finco Ltd., Sr. Scd. Bonds(b)	EUR	6.88	2/15/2031	1,020,000	1,240,434
Ardonagh Finco Ltd., Sr. Scd. Notes(b)		7.75	2/15/2031	2,797,000	2,934,262
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(b)		8.88	2/15/2032	1,478,000	1,542,108
Global Atlantic Fin Co., Gtd. Notes(b),(c)		7.95	6/15/2033	1,318,000	1,506,140
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(b)		7.25	2/15/2031	843,000	868,665
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b)		8.13	2/15/2032	1,774,000	1,832,741
Jones Deslauriers Insurance Management, Inc., Sr. Unscd. Notes(b)		6.88	10/1/2033	1,239,000	1,197,174
Panther Escrow Issuer LLC, Sr. Scd. Notes(b)		7.13	6/1/2031	924,000	958,075
The Nassau Companies of New York, Sr. Unscd. Notes(b),(c)		7.88	7/15/2030	2,818,000	2,692,322
					25,895,228
Internet Software & Services — 1.3%
Arches Buyer, Inc., Sr. Unscd. Notes(b)		6.13	12/1/2028	2,640,000	2,577,369
Rakuten Group, Inc., Sr. Unscd. Notes(b)		9.75	4/15/2029	1,147,000	1,283,907
United Group BV, Sr. Scd. Bonds(b)	EUR	6.50	10/31/2031	600,000	722,567
Wayfair LLC, Sr. Scd. Notes(b)		6.75	11/15/2032	1,261,000	1,297,884
					5,881,727
Materials — 1.8%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b)		8.75	4/15/2030	1,597,000	1,624,794
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(b)		6.88	1/15/2030	1,568,000	1,609,160
Graphic Packaging International LLC, Gtd. Notes(b),(c)		6.38	7/15/2032	1,567,000	1,598,218
Sealed Air Corp., Gtd. Notes(b)		5.00	4/15/2029	2,064,000	2,082,340
TriMas Corp., Gtd. Notes(b),(c)		4.13	4/15/2029	1,239,000	1,205,930
					8,120,442
Media — 5.6%
Block Communications, Inc., Gtd. Notes(b),(c)		4.88	3/1/2028	1,244,000	1,162,982
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)		5.38	6/1/2029	2,885,000	2,854,418
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)		4.25	1/15/2034	1,118,000	951,669

SCHEDULE OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 91.1% (continued)
Media — 5.6% (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(c)		4.50	5/1/2032	1,852,000	1,663,434
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)		5.00	2/1/2028	2,328,000	2,310,883
CSC Holdings LLC, Gtd. Notes(b)		11.75	1/31/2029	1,386,000	1,030,591
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes(b)		10.00	2/15/2031	1,656,000	1,693,429
Discovery Communications LLC, Gtd. Notes		3.95	3/20/2028	645,000	634,035
Discovery Communications LLC, Gtd. Notes		4.13	5/15/2029	1,341,000	1,296,988
DISH DBS Corp., Gtd. Notes		5.13	6/1/2029	1,568,000	1,392,994
DISH DBS Corp., Gtd. Notes		7.38	7/1/2028	1,731,000	1,675,104
DISH DBS Corp., Sr. Scd. Notes(b)		5.75	12/1/2028	781,000	767,237
Gray Media, Inc., Sr. Scd. Notes(b)		7.25	8/15/2033	1,259,000	1,287,238
Sinclair Television Group, Inc., Sr. Scd. Bonds(b)		8.13	2/15/2033	2,022,000	2,113,233
Sirius XM Radio LLC, Gtd. Notes(b),(c)		4.13	7/1/2030	1,260,000	1,199,189
Sunrise FinCo I BV, Sr. Scd. Notes(b)		4.88	7/15/2031	1,430,000	1,363,219
The EW Scripps Company, Scd. Notes(b)		9.88	8/15/2030	1,016,000	1,015,460
Virgin Media Secured Finance PLC, Sr. Scd. Notes(b)		5.50	5/15/2029	1,507,000	1,485,603
					25,897,706
Metals & Mining — 2.3%
Arsenal AIC Parent LLC, Sr. Scd. Notes(b)		8.00	10/1/2030	1,510,000	1,604,241
Celsa Opco SA, Sr. Scd. Bonds(b)	EUR	8.25	12/15/2030	778,000	947,902
Cleveland-Cliffs, Inc., Gtd. Notes(b)		6.88	11/1/2029	1,119,000	1,159,717
Cleveland-Cliffs, Inc., Gtd. Notes(b)		7.38	5/1/2033	710,000	739,041
Fortescue Treasury Pty Ltd., Sr. Unscd. Notes(b),(c)		6.13	4/15/2032	1,523,000	1,590,596
Novelis Corp., Gtd. Notes(b)		4.75	1/30/2030	1,330,000	1,285,705
Novelis Corp., Gtd. Notes(b)		6.38	8/15/2033	912,000	925,289
Samarco Mineracao SA, Sr. Unscd. Notes(b),(f)		9.50	6/30/2031	1,997,795	2,026,044
Samarco Mineracao SA, Sr. Unscd. Notes(f)		9.50	6/30/2031	273,476	277,343
					10,555,878
Real Estate — 3.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(b)		5.25	4/15/2030	1,823,000	1,710,220
Iron Mountain, Inc., Gtd. Notes(b)		5.25	3/15/2028	1,000,000	1,005,839
Kennedy-Wilson, Inc., Gtd. Notes		4.75	2/1/2030	1,561,000	1,472,571
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Sr. Scd. Notes(b)		4.88	5/15/2029	1,859,000	1,816,722
Rithm Capital Corp., Sr. Unscd. Notes(b)		8.00	4/1/2029	2,220,000	2,280,885
Rithm Capital Corp., Sr. Unscd. Notes(b)		8.00	7/15/2030	1,208,000	1,236,488
RLJ Lodging Trust LP, Sr. Scd. Notes(b),(c)		4.00	9/15/2029	1,647,000	1,563,512
Starwood Property Trust, Inc., Sr. Unscd. Notes(b),(c)		6.50	7/1/2030	627,000	656,233
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)		7.25	4/1/2029	1,425,000	1,506,727
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(b)		6.00	1/15/2030	1,233,000	1,148,093
					14,397,290
Retailing — 2.3%
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(b)		4.00	10/15/2030	1,761,000	1,679,174
LBM Acquisition LLC, Gtd. Notes(b)		6.25	1/15/2029	1,766,000	1,591,034
PetSmart LLC/PetSmart Finance Corp., Sr. Scd. Notes(b)		7.50	9/15/2032	1,817,000	1,851,322
QXO Building Products, Inc., Sr. Scd. Bonds(b)		6.75	4/30/2032	1,691,000	1,767,465
Staples, Inc., Sr. Scd. Notes(b)		10.75	9/1/2029	2,217,000	2,206,892
White Cap Supply Holdings LLC, Gtd. Notes(b)		7.38	11/15/2030	1,559,000	1,618,652
					10,714,539

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 91.1% (continued)
Semiconductors & Semiconductor Equipment — .5%
Kioxia Holdings Corp., Gtd. Notes(b)		6.63	7/24/2033	2,406,000	2,504,106
Technology Hardware & Equipment — .7%
Virtusa Corp., Sr. Unscd. Notes(b)		7.13	12/15/2028	3,290,000	3,245,082
Telecommunication Services — 5.0%
Altice France SA, Sr. Scd. Notes(b)		9.50	11/1/2029	2,356,506	2,434,507
APLD ComputeCo LLC, Sr. Scd. Notes(b)		9.25	12/15/2030	1,669,000	1,638,416
Cipher Compute LLC, Sr. Scd. Notes(b)		7.13	11/15/2030	1,179,000	1,202,265
EchoStar Corp., Sr. Scd. Notes		10.75	11/30/2029	2,732,000	3,023,180
Fibercop SpA, Sr. Scd. Notes(b)		7.72	6/4/2038	996,000	1,002,173
Iliad Holding SAS, Sr. Scd. Notes(b)		8.50	4/15/2031	1,185,000	1,276,125
Level 3 Financing, Inc., Gtd. Notes(b)		3.75	7/15/2029	637,000	582,384
Level 3 Financing, Inc., Gtd. Notes(b)		8.50	1/15/2036	1,449,803	1,486,538
Level 3 Financing, Inc., Sr. Scd. Bonds(b)		6.88	6/30/2033	774,000	792,652
Level 3 Financing, Inc., Sr. Scd. Notes(b)		7.00	3/31/2034	778,000	802,407
Lumen Technologies, Inc., Sr. Scd. Notes(b)		10.00	10/15/2032	1,087,000	1,093,794
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P		7.60	9/15/2039	1,450,000	1,395,249
Lumen Technologies, Inc., Sr. Unscd. Notes(b)		5.38	6/15/2029	1,260,000	1,191,286
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(b)		6.50	2/15/2029	1,531,000	1,471,853
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds(b)	EUR	5.63	4/15/2032	790,000	936,500
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(b)		8.25	10/1/2031	1,267,000	1,331,249
WULF Compute LLC, Sr. Scd. Notes(b),(c)		7.75	10/15/2030	1,479,000	1,524,861
					23,185,439
Transportation — .8%
Beacon Mobility Corp., Sr. Scd. Notes(b)		7.25	8/1/2030	1,896,000	1,984,128
Stonepeak Nile Parent LLC, Sr. Scd. Notes(b)		7.25	3/15/2032	1,748,000	1,851,982
					3,836,110
Utilities — 5.9%
Alpha Generation LLC, Gtd. Notes(b)		6.25	1/15/2034	853,000	862,248
Alpha Generation LLC, Sr. Unscd. Notes(b)		6.75	10/15/2032	2,275,000	2,356,296
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b)		6.38	2/15/2032	3,270,000	3,282,472
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(b)		6.75	2/28/2030	2,563,000	2,645,939
Lightning Power LLC, Sr. Scd. Notes(b)		7.25	8/15/2032	1,320,000	1,404,369
NRG Energy, Inc., Gtd. Notes(b)		3.88	2/15/2032	1,390,000	1,305,321
NRG Energy, Inc., Gtd. Notes(b)		6.25	11/1/2034	1,731,000	1,779,390
NRG Energy, Inc., Jr. Sub. Bonds(b),(d)		10.25	3/15/2028	995,000	1,087,407
NRG Energy, Inc., Sr. Unscd. Notes(b)		5.75	1/15/2034	1,365,000	1,379,599
PG&E Corp., Sr. Scd. Notes		5.00	7/1/2028	700,000	700,210
PG&E Corp., Sr. Scd. Notes(c)		5.25	7/1/2030	1,299,000	1,290,579
Vistra Operations Co. LLC, Gtd. Notes(b)		4.38	5/1/2029	1,200,000	1,185,528
Vistra Operations Co. LLC, Gtd. Notes(b)		6.88	4/15/2032	2,785,000	2,935,084
Vistra Operations Co. LLC, Gtd. Notes(b)		7.75	10/15/2031	865,000	916,595
VoltaGrid LLC, Scd. Notes(b)		7.38	11/1/2030	1,256,000	1,244,986
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b)		7.75	4/15/2034	956,000	972,316
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(c)		8.38	1/15/2031	1,629,000	1,712,789
					27,061,128
Total Bonds and Notes (cost $406,863,007)					419,566,337

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Convertible Bonds and Notes — .4%
Diversified Financials — .1%
Riot Platforms, Inc., Sr. Unscd. Notes(c)	0.75	1/15/2030	270,000	306,112
Media — .1%
Cable One, Inc., Gtd. Notes	1.13	3/15/2028	566,000	462,026
Utilities — .2%
PG&E Corp., Sr. Scd. Notes	4.25	12/1/2027	996,000	1,025,980
Total Convertible Bonds and Notes (cost $1,807,472)				1,794,118

	Shares
Common Stocks — .1%
Telecommunication Services — .1%
Altice LuxCo 3(g) (cost $364,322)	22,256	402,137
Exchange-Traded Funds — 1.2%
Registered Investment Companies — 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF(c)	33,867	2,730,696
State Street SPDR Bloomberg High Yield Bond ETF(c)	28,137	2,735,198
Total Exchange-Traded Funds (cost $5,259,340)		5,465,894

	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)
Fixed Rate Loan Interests — 1.8%
Information Technology — 1.0%
Cotiviti Holdings, Initial Fixed Rate Term Loan	7.63	5/1/2031	1,581,250	1,535,797
X.Ai Corp., Initial Fixed Rate Term Loan	12.50	6/28/2030	2,893,559	3,047,583
				4,583,380
Technology Hardware & Equipment — .8%
X Corp., Tranche Term Loan B-3	9.50	10/29/2029	3,632,802	3,626,953
Total Fixed Rate Loan Interests (cost $8,123,277)				8,210,333
Floating Rate Loan Interests — 2.8%
Automobiles & Components — .3%
Burgess Point Purchaser Corp., Initial Term Loan, (3 Month TSFR +5.35%)(e)	9.19	7/25/2029	641,692	548,191
IXS Holdings, Inc., Initial Term Loan, (1 Month TSFR +5.50%)(e)	9.22	9/21/2029	741,275	741,431
				1,289,622
Chemicals — .1%
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, (3 Month TSFR +4.51%)(e)	8.18	8/18/2028	385,128	306,658
Commercial & Professional Services — .1%
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.15%)(e)	8.82	1/22/2029	842,140	689,157
Consumer Discretionary — .1%
Allwyn Entertainment Financing US LLC, Term Loan B, (3 Month TSFR +2.50%)(e)	2.50	11/10/2032	500,000	492,500
Diversified Financials — .1%
OID-OL Intermediate I LLC, Initial Second Out Term Loan, (3 Month TSFR +4.40%)(e)	8.24	2/1/2029	638,396	535,257
Food Products — .1%
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)(e)	8.67	10/2/2030	728,393	570,751
Health Care — .3%
1261229 B.C. Ltd., Initial Term Loan, (1 Month TSFR +6.25%)(e)	10.17	10/8/2030	1,314,395	1,287,128

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 2.8% (continued)
Industrial — .2%
Optimus Bidco SAS, Term Loan B, (3 Month EURIBOR +5.00%)(e)	EUR	7.02	1/2/2029	1,000,000	1,036,133
Information Technology — .5%
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month TSFR +3.50%)(e)		7.35	3/2/2028	837,458	783,605
HS Purchaser LLC, Term Loan, (1 Month TSFR +6.10%)(e)		9.97	5/21/2029	659,651	599,253
Polaris Newco LLC, First Lien Dollar Term Loan, (3 Month TSFR +4.01%)(e)		7.85	6/5/2028	775,948	750,055
					2,132,913
Internet Software & Services — .3%
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)(e)		7.97	5/3/2028	716,191	668,027
MH Sub I LLC, Second Lien Term Loan, (3 Month TSFR +6.25%)(e)		10.09	2/23/2029	662,000	556,854
					1,224,881
Media — .4%
Numericable US LLC, New USD Term Loan B-14, (1 Month TSFR +6.88%)(e)		10.86	5/15/2031	1,429,253	1,430,739
The E.W. Scripps Co., Term Loan B-3, (1 Month TSFR +3.46%)(e)		7.20	11/30/2029	595,500	576,146
					2,006,885
Telecommunication Services — .3%
Zayo Group Holdings, Inc., Dollar Term Loan, (1 Month TSFR +3.61%)(e),(f)		7.33	3/11/2030	1,495,908	1,423,835
Total Floating Rate Loan Interests (cost $14,041,935)					12,995,720

	1-Day Yield (%)	Shares
Investment Companies — 1.9%
Registered Investment Companies — 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $8,945,404)	3.89	8,945,404	8,945,404
Investment of Cash Collateral for Securities Loaned — 3.5%
Registered Investment Companies — 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $16,014,133)	3.89	16,014,133	16,014,133
Total Investments (cost $461,418,890)		102.8%	473,394,076
Liabilities, Less Cash and Receivables		(2.8%)	(12,880,917)
Net Assets		100.0%	460,513,159

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to $386,842,335 or 84.0% of net assets.

(c)
Security, or portion thereof, on loan. At December 31, 2025, the value of the fund’s securities on loan was $42,805,993 and the value of the collateral was
$44,947,652, consisting of cash collateral of $16,014,133 and U.S. Government & Agency securities valued at $28,933,519.  In addition, the value of collateral may include pending sales that are also on loan.

(d)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

SCHEDULE OF INVESTMENTS (continued)
(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)	Payment-in-kind security and interest may be paid in additional par.
(g)	Non-income producing security.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.9%	8,678,237	272,162,008	(271,894,841)	8,945,404	604,253
Investment of Cash Collateral for Securities Loaned - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.5%	41,823,024	212,542,978	(238,351,869)	16,014,133	194,827††
Total - 5.4%	50,501,261	484,704,986	(510,246,710)	24,959,537	799,080

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Citigroup Global Markets, Inc.
United States Dollar	10,910,097	Euro	9,370,000	1/20/2026	(111,964)
Goldman Sachs & Co. LLC
United States Dollar	234,725	Euro	200,000	1/20/2026	(537)
United States Dollar	1,296,683	British Pound	985,000	1/20/2026	(31,015)
Gross Unrealized Depreciation					(143,516)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $42,805,993)—Note 1(c):
Unaffiliated issuers	436,459,353	448,434,539
Affiliated issuers	24,959,537	24,959,537
Cash denominated in foreign currency	542,153	548,636
Dividends, interest and securities lending income receivable		7,996,800
Receivable for investment securities sold		2,948,459
Receivable for shares of Beneficial Interest subscribed		278,794
		485,166,765
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		290,174
Cash overdraft due to Custodian		1,701,826
Liability for securities on loan—Note 1(c)		16,014,133
Payable for investment securities purchased		5,859,349
Payable for shares of Beneficial Interest redeemed		636,881
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		143,516
Trustees’ fees and expenses payable		7,727
		24,653,606
Net Assets ($)		460,513,159
Composition of Net Assets ($):
Paid-in capital		712,077,832
Total distributable earnings (loss)		(251,564,673)
Net Assets ($)		460,513,159

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	85,487,953	2,149,490	372,875,716
Shares Outstanding	15,718,461	394,922	68,483,347
Net Asset Value Per Share ($)	5.44	5.44	5.44
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income ($):
Income:
Interest	37,648,239
Dividends:
Unaffiliated issuers	530,019
Affiliated issuers	604,253
Affiliated income net of rebates from securities lending—Note 1(c)	194,827
Total Income	38,977,338
Expenses:
Management fee—Note 3(a)	3,590,858
Distribution Plan/Service Plan fees—Note 3(b)	243,363
Trustees’ fees—Notes 3(a) and 3(d)	63,500
Loan commitment fees—Note 2	12,038
Total Expenses	3,909,759
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(63,500)
Net Expenses	3,846,259
Net Investment Income	35,131,079
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,390,967
Net realized gain (loss) on forward foreign currency exchange contracts	(946,639)
Net Realized Gain (Loss)	444,328
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	4,108,707
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(367,874)
Net Change in Unrealized Appreciation (Depreciation)	3,740,833
Net Realized and Unrealized Gain (Loss) on Investments	4,185,161
Net Increase in Net Assets Resulting from Operations	39,316,240
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
Operations ($):
Net investment income	35,131,079	42,147,189
Net realized gain (loss) on investments	444,328	6,154,343
Net change in unrealized appreciation (depreciation) on investments	3,740,833	(2,512,327)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,316,240	45,789,205
Distributions ($):
Distributions to shareholders:
Class A	(5,934,678)	(6,812,602)
Class C	(135,849)	(149,167)
Class I	(29,479,618)	(35,962,069)
Total Distributions	(35,550,145)	(42,923,838)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	27,555,671	81,967,060
Class C	391,725	274,260
Class I	119,857,195	212,266,537
Distributions reinvested:
Class A	4,882,100	5,664,305
Class C	135,725	149,288
Class I	9,068,714	12,616,575
Cost of shares redeemed:
Class A	(37,679,360)	(100,589,868)
Class C	(687,692)	(664,965)
Class I	(220,470,556)	(255,317,734)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(96,946,478)	(43,634,542)
Total Increase (Decrease) in Net Assets	(93,180,383)	(40,769,175)
Net Assets ($):
Beginning of Period	553,693,542	594,462,717
End of Period	460,513,159	553,693,542

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended December 31,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	5,112,023	15,303,936
Shares issued for distributions reinvested	901,749	1,056,555
Shares redeemed	(6,976,710)	(18,771,837)
Net Increase (Decrease) in Shares Outstanding	(962,938)	(2,411,346)
Class C(a)
Shares sold	73,159	51,406
Shares issued for distributions reinvested	25,048	27,832
Shares redeemed	(126,697)	(124,440)
Net Increase (Decrease) in Shares Outstanding	(28,490)	(45,202)
Class I(b)
Shares sold	22,192,737	39,498,690
Shares issued for distributions reinvested	1,674,714	2,349,084
Shares redeemed	(41,090,748)	(47,478,911)
Net Increase (Decrease) in Shares Outstanding	(17,223,297)	(5,631,137)

(a)
During the period ended December 31, 2025, 30,451 Class C shares representing $165,978 were automatically converted to 30,511 Class A shares and during the period ended December 31, 2024, 103 Class C shares representing $552 were automatically converted to 103 Class A shares.

(b)	During the period ended December 31, 2024, 178,640 Class I shares representing $961,568 were exchanged for 178,842 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended December 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	5.38	5.36	5.12	6.11	6.15
Investment Operations:
Net investment income(a)	.36	.37	.35	.28	.27
Net realized and unrealized gain (loss) on investments	.06	.03	.25	(.99 )	(.01 )
Total from Investment Operations	.42	.40	.60	(.71 )	.26
Distributions:
Dividends from net investment income	(.36 )	(.38 )	(.36 )	(.28 )	(.29 )
Dividends from net realized gain on investments	-	-	-	-	(.01 )
Total Distributions	(.36 )	(.38 )	(.36 )	(.28 )	(.30 )
Net asset value, end of period	5.44	5.38	5.36	5.12	6.11
Total Return (%)(b)	8.11	7.71	12.26	(11.76)	4.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.97	.96	.97	.96	.96
Ratio of net expenses to average net assets(c),(d)	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets(c),(d)	6.64	6.96	6.81	5.14	4.42
Portfolio Turnover Rate	105.22	114.37	128.77	90.51	101.26
Net Assets, end of period ($ x 1,000)	85,488	89,760	102,274	98,815	116,626

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	5.38	5.36	5.12	6.11	6.15
Investment Operations:
Net investment income(a)	.32	.33	.31	.24	.22
Net realized and unrealized gain (loss) on investments	.06	.03	.26	(.99 )	(.01 )
Total from Investment Operations	.38	.36	.57	(.75 )	.21
Distributions:
Dividends from net investment income	(.32 )	(.34 )	(.33 )	(.24 )	(.24 )
Dividends from net realized gain on investments	-	-	-	-	(.01 )
Total Distributions	(.32 )	(.34 )	(.33 )	(.24 )	(.25 )
Net asset value, end of period	5.44	5.38	5.36	5.12	6.11
Total Return (%)(b)	7.31	6.91	11.43	(12.42)	3.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	1.71	1.71	1.72	1.71	1.71
Ratio of net expenses to average net assets(c),(d)	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income to average net assets(c),(d)	5.89	6.21	6.09	4.38	3.71
Portfolio Turnover Rate	105.22	114.37	128.77	90.51	101.26
Net Assets, end of period ($ x 1,000)	2,149	2,280	2,511	2,646	3,935

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

	Year Ended December 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	5.39	5.36	5.13	6.12	6.15
Investment Operations:
Net investment income(a)	.37	.39	.37	.30	.29
Net realized and unrealized gain (loss) on investments	.06	.03	.24	(1.00)	(.01 )
Total from Investment Operations	.43	.42	.61	(.70 )	.28
Distributions:
Dividends from net investment income	(.38 )	(.39 )	(.38 )	(.29 )	(.30 )
Dividends from net realized gain on investments	-	-	-	-	(.01 )
Total Distributions	(.38 )	(.39 )	(.38 )	(.29 )	(.31 )
Net asset value, end of period	5.44	5.39	5.36	5.13	6.12
Total Return (%)	8.18	8.18	12.32	(11.51)	4.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.71	.71	.72	.71	.71
Ratio of net expenses to average net assets(b),(c)	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets(b),(c)	6.90	7.20	7.09	5.40	4.67
Portfolio Turnover Rate	105.22	114.37	128.77	90.51	101.26
Net Assets, end of period ($ x 1,000)	372,876	461,653	489,677	504,963	961,674

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon High Yield Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BPS NY LLC, formerly Alcentra NY, LLC (the “Sub-Adviser”), a subsidiary of Franklin Resources, Inc., serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I.  Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, floating rate loan interests, fixed rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	5,860,976	—	5,860,976
Convertible Corporate Bonds and Notes	—	1,794,118	—	1,794,118
Corporate Bonds and Notes	—	413,705,361	—	413,705,361

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Equity Securities - Common Stocks	—	402,137	—	402,137
Exchange-Traded Funds	5,465,894	—	—	5,465,894
Fixed Rate Loan Interests	—	8,210,333	—	8,210,333
Floating Rate Loan Interests	—	12,995,720	—	12,995,720
Investment Companies	24,959,537	—	—	24,959,537
	30,425,431	442,968,645	—	473,394,076
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(143,516)	—	(143,516)
	—	(143,516)	—	(143,516)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2025, BNY earned $26,576 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting

NOTES TO FINANCIAL STATEMENTS (continued)
of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	42,805,993
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(42,805,993)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

NOTES TO FINANCIAL STATEMENTS (continued)
Floating Rate Loan Risk: Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $829,602, accumulated capital losses $262,902,660 and unrealized appreciation $10,508,385.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2025. The fund has $87,513,416 of short-term capital losses and $175,389,244 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows: ordinary income $35,550,145 and $42,923,838, respectively.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)

NOTES TO FINANCIAL STATEMENTS (continued)
- Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .70% of the value of the fund’s average daily net assets. The Adviser has agreed in its investment management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interest board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended December 31, 2025, Trustees’ fees reimbursed by the Adviser amounted to $63,500.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .27% of the value of the fund’s average daily net assets.
During the period ended December 31, 2025, the Distributor retained $904 from commissions earned on sales of the fund’s Class A shares and $8 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor and its affiliates for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. The Distributor may compensate Service Agents in respect of distribution related services with regard to the fund and/or shareholder services to the Service Agents’ clients that hold Class A shares. Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets of Class C shares. The Distributor may pay one or more Service Agents for distribution related services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares.  Services include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and providing services related to the maintenance of shareholder accounts. The Distributor may make payments to certain Service Agents in respect of these services. During the period ended December 31, 2025, Class A and Class C shares were charged $220,628 and $17,051, respectively, pursuant

NOTES TO FINANCIAL STATEMENTS (continued)
to their Distribution Plans.  During the period ended December 31, 2025, Class C shares were charged $5,684 pursuant to the Service Plan.
Under its terms, the Distribution Plan and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Service Plan.
(c) The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of:  Management fee of $275,028, Distribution Plan fees of $19,695, Services Plan fees of $451, which are offset against an expense reimbursement currently in effect in the amount of $5,000.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended December 31, 2025, amounted to $524,875,518 and $630,462,471, respectively.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended December 31, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at December 31, 2025 are set forth in the Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
Fair value of derivative instruments as of December 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Foreign Exchange Risk	-	Foreign Exchange Risk	(143,516)(1)
Gross fair value of derivative contracts	-		(143,516)

Statement of Assets and Liabilities location:
(1)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended December 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	(946,639)	(946,639)
Total	(946,639)	(946,639)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(2)	Total
Foreign Exchange	(367,874)	(367,874)
Total	(367,874)	(367,874)

Statement of Operations location:
(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At December 31, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(143,516)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	-	(143,516)
Derivatives not subject to Master Agreements	-	-
Total gross amount of assets and liabilities subject to Master Agreements	-	(143,516)

NOTES TO FINANCIAL STATEMENTS (continued)
The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of December 31, 2025:
Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Citigroup Global Markets, Inc.	(111,964)	-	-	(111,964)
Goldman Sachs & Co. LLC	(31,552)	-	-	(31,552)
Total	(143,516)	-	-	(143,516)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended December 31, 2025:
Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	737,654
Forward Contracts Sold in USD	15,218,607
At December 31, 2025, the cost of investments for federal income tax purposes was $462,959,032; accordingly, accumulated net unrealized appreciation on investments was $10,435,044, consisting of $13,736,582 gross unrealized appreciation and $3,301,538 gross unrealized depreciation.
NOTE 5—
Subsequent Event:
Effective January 26, 2026, the Sub-Adviser has changed its name to BSP NY LLC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon High Yield Fund and Board of Trustees of BNY Mellon Investment Funds III:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon High Yield Fund (the Fund), a series of BNY Mellon Investment Funds III, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
February 20, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable but not less than 71.55% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect six Board Members to the Board of Trustees of the Fund:
Andrew J. Donohue	121,119,341	1,198,557
Joan L. Gulley	120,948,216	1,369,682
Alan H. Howard	121,136,039	1,181,859
Robin A. Melvin	121,003,739	1,314,159
Bradley J. Skapyak	121,153,110	1,164,788
Burton N. Wallack	121,075,760	1,242,138

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Trustees’ and Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-0029NCSRAR1225

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 4, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: March 3, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)